Inventories - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Inventory Disclosure [Abstract]
Capitalized costs	$ 700,000		$ 300,000	$ 300,000
Capitalized costs, leach pads, current	2,400,000		1,800,000	1,800,000
Capitalized costs, leach pads, noncurrent	2,300,000		$ 400,000	$ 0
Inventory, leach pads, gold written off | oz		3,980	10,492	11,680
Inventory, leach pads, production costs written off	0	$ 6,500,000	$ 16,700,000	$ 15,100,000
Inventory, leach pads, capitalized costs written off		500,000	1,300,000	1,300,000
Inventory, leach pads, written off	0	6,965,000	17,924,000	16,443,000
Mine site period costs	10,200,000	6,600,000	46,700,000	2,200,000
Mine site period costs, depreciation and amortization	$ 600,000	$ 500,000	$ 3,000,000.0	$ 200,000